Note 28 - Segmented Information (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Operating Segments	4
Americas Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 2,324	$ 3,147
EMEA Segment [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	1,599	1,550
Investment Management [Member]
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures, Total	$ 18,567	$ 7,518